UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active Midcap Fund

(formerly, Dreyfus New Leaders Fund)

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2012 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--15.4%
Bed Bath & Beyond	73,000a	4,801,210
Best Buy	24,400	577,792
Bob Evans Farms	96,000	3,621,120
Cablevision Systems (NY Group), Cl. A	167,600	2,460,368
Cheesecake Factory	107,000a	3,144,730
Dillard's, Cl. A	97,100	6,119,242
GameStop, Cl. A	237,900b	5,195,736
H&R Block	343,300	5,654,151
ITT Educational Services	60,800a,b	4,021,312
Marriott International, Cl. A	58,600	2,218,010
O'Reilly Automotive	78,500a	7,170,975
Penn National Gaming	113,400a	4,873,932
Valassis Communications	43,200a	993,600
VistaPrint	40,300a,b	1,557,595
Weight Watchers International	34,900b	2,693,931
Wynn Resorts	47,300	5,906,824
		61,010,528
Consumer Staples--9.3%
Bunge	80,400	5,502,576
Church & Dwight	120,500	5,927,395
Coca-Cola Enterprises	239,500	6,849,700
ConAgra Foods	79,000	2,074,540
Constellation Brands, Cl. A	254,700a	6,008,373
Smithfield Foods	247,000a	5,441,410
Tyson Foods, Cl. A	259,000	4,959,850
		36,763,844
Energy--6.5%
Helix Energy Solutions Group	173,700a	3,091,860
Helmerich & Payne	99,000	5,341,050
Murphy Oil	84,400	4,749,188
Superior Energy Services	23,300a	614,188
Tesoro	217,100a	5,826,964
Valero Energy	231,600	5,968,332
		25,591,582
Financial--19.3%
Alleghany	8,200a	2,698,620
American Capital	343,000a	2,973,810
American Financial Group	94,400	3,641,952
Apartment Investment & Management, Cl. A	155,300c	4,101,473
Comerica	98,100	3,174,516
Discover Financial Services	241,500	8,051,610
Equity Residential	24,300c	1,521,666
Fifth Third Bancorp	313,900	4,410,295

KeyCorp	781,600	6,643,600
Leucadia National	90,100	2,351,610
Mack-Cali Realty	103,300c	2,977,106
Moody's	163,100	6,866,510
Principal Financial Group	41,200	1,215,812
Rayonier	108,150c	4,768,334
Reinsurance Group of America	87,800	5,221,466
SEI Investments	21,900	453,111
SL Green Realty	49,900c	3,869,745
Torchmark	34,500b	1,719,825
Unum Group	31,200	763,776
Waddell & Reed Financial, Cl. A	149,500	4,845,295
Zions Bancorporation	178,300	3,826,318
		76,096,450
Health Care--13.2%
Agilent Technologies	168,800	7,513,288
AmerisourceBergen	75,100	2,979,968
Hill-Rom Holdings	35,600	1,189,396
Humana	79,500	7,352,160
Life Technologies	103,000a	5,028,460
Medicis Pharmaceutical, Cl. A	35,700	1,341,963
ResMed	205,800a	6,361,278
Thoratec	173,100a	5,835,201
United Therapeutics	81,600a	3,845,808
Warner Chilcott, Cl. A	182,800a	3,072,868
Waters	33,600a	3,113,376
Watson Pharmaceuticals	36,400a	2,440,984
Zimmer Holdings	30,000	1,928,400
		52,003,150
Industrial--11.3%
AECOM Technology	18,000a	402,660
Alaska Air Group	156,200a	5,595,084
Corrections Corp. of America	51,700a	1,411,927
Fluor	95,500	5,733,820
Gardner Denver	64,800	4,083,696
HollyFrontier	164,100	5,275,815
Kennametal	10,300	458,659
L-3 Communications Holdings	19,800	1,401,246
Parker Hannifin	34,900	2,950,795
Pitney Bowes	300,700b	5,286,306
Textron	242,800b	6,757,124
Universal	28,300b	1,318,780
URS	63,500	2,700,020
WABCO Holdings	21,800a	1,318,464
		44,694,396
Information Technology--14.1%
Activision Blizzard	179,800	2,305,036
Advanced Micro Devices	134,100a	1,075,482
Amdocs	72,600a	2,292,708
BMC Software	167,000a	6,706,720
Brocade Communications Systems	556,500a	3,199,875
CA	256,300	7,063,628

Cadence Design Systems	91,500a	1,083,360
Dolby Laboratories, Cl. A	10,100a	384,406
DST Systems	4,500	244,035
Fiserv	100,000a	6,939,000
Global Payments	3,900	185,250
IAC/InterActiveCorp	71,500	3,509,935
Lexmark International, Cl. A	32,800	1,090,272
LSI	709,100a	6,154,988
NVIDIA	135,100a	2,079,189
Plantronics	144,800	5,829,648
Tech Data	100,100a	5,431,426
		55,574,958
Materials--4.6%
CF Industries Holdings	39,400	7,196,410
Domtar	63,700	6,075,706
Kronos Worldwide	6,200	154,628
Minerals Technologies	6,700	438,247
NewMarket	23,000	4,310,200
		18,175,191
Telecommunication Services--.1%
Telephone & Data Systems	27,810	643,801
Utilities--5.9%
Alliant Energy	91,900	3,981,108
Consolidated Edison	112,900	6,595,618
Great Plains Energy	271,500	5,503,305
Questar	29,100	560,466
Wisconsin Energy	190,500	6,701,790
		23,342,287
Total Common Stocks
(cost $346,541,074)		393,896,187

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $281,589)	281,589[d]	281,589
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,974,478)	19,974,478[d]	19,974,478
Total Investments (cost $366,797,141)	104.9%	414,152,254
Liabilities, Less Cash and Receivables	(4.9%)	(19,283,718)
Net Assets	100.0%	394,868,536

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $18,574,963 and the value of the collateral held by the fund was $19,974,478.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $47,355,113 of which $56,481,108 related to appreciated investment securities and $9,125,995 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.3
Consumer Discretionary	15.4
Information Technology	14.1
Health Care	13.2
Industrial	11.3
Consumer Staples	9.3
Energy	6.5
Utilities	5.9
Money Market Investments	5.2
Materials	4.6
Telecommunication Services	.1
104.9

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	392,153,342	185,250	-	392,338,592
Equity Securities - Foreign+	1,557,595	-	-	1,557,595
Mutual Funds	20,256,067	-	-	20,256,067
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)